Schedule of Investments

July 31, 2022 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (99.5%)
Aerospace & Defense (2.6%)
L3Harris Technologies	1,500	$360
Lockheed Martin	1,300	538
Northrop Grumman	1,100	527

		1,425

Agricultural Operations (0.6%)
Archer-Daniels-Midland	3,600	298

Agricultural Products (0.5%)
Ingredion	2,700	246

Application Software (0.5%)
Open Text	6,300	258

Asset Management & Custody Banks (1.0%)
Bank of New York Mellon	11,900	517

Automobile Manufacturers (0.4%)
Honda Motor ADR	9,100	234

Automotive (0.8%)
Toyota Motor ADR	2,600	423

Automotive Retail (2.1%)
AutoZone*	300	641
Murphy USA	1,800	512

		1,153

Banks (2.3%)
Bank of Montreal	3,000	299
Bank of Nova Scotia	4,500	274
Canadian Imperial Bank of Commerce	7,000	355
Washington Federal	9,800	334

		1,262

Biotechnology (2.9%)
Amgen	3,400	841
Gilead Sciences	12,600	753

		1,594

Broadcasting (0.5%)
Fox	8,000	265

Cable & Satellite (0.3%)
Cogeco Communications	2,900	188

Commercial Services (2.5%)
CSG Systems International	8,000	522
Western Union	48,500	825

		1,347

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Computers & Peripherals (1.1%)
Canon ADR	26,300	$623

Computers & Services (3.7%)
eBay	5,800	282
Hewlett Packard Enterprise	20,600	293
Oracle	18,500	1,440

		2,015

Consumer Products (0.8%)
Sturm Ruger	6,500	430

Drug Retail (0.3%)
Walgreens Boots Alliance	3,500	139

Electric Utilities (2.0%)
Evergy	16,200	1,106

Electrical Services (3.9%)
Entergy	5,100	587
Exelon	5,500	256
Otter Tail	3,600	253
Portland General Electric	14,200	729
PPL	10,800	314

		2,139

Electronic Components (0.6%)
Knowles*	17,400	344

Electronic Equipment & Instruments (0.5%)
OSI Systems*	2,630	254

Environmental & Facilities Services (0.8%)
Republic Services, Cl A	1,200	166
Waste Management	1,600	264

		430

Food, Beverage & Tobacco (8.1%)
Altria Group	7,400	325
Conagra Brands	17,200	588
General Mills	11,600	868
JM Smucker	7,100	939
Kellogg	4,800	355
Molson Coors Beverage, Cl B	7,900	472
Tyson Foods, Cl A	9,700	854

		4,401

Gas/Natural Gas (1.7%)
National Fuel Gas	6,600	477
UGI	10,100	436

		913

General Merchandise Stores (1.9%)
Canadian Tire, Cl A	2,700	347

Schedule of Investments

July 31, 2022 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
General Merchandise Stores (continued)
Target	4,300	$702

		1,049

Health Care Distributors (0.9%)
McKesson	1,400	478

Health Care Services (2.8%)
CVS Health	7,000	670
DaVita*	3,300	278
Quest Diagnostics	4,000	546

		1,494

Homebuilding (0.5%)
DR Horton	3,700	289

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	1,800	311

Industrial Machinery (0.7%)
Snap-on	1,700	381

Insurance (6.7%)
Aflac	7,800	447
Allstate	7,100	830
American Financial Group	1,800	241
Berkshire Hathaway, Cl B*	3,100	932
Hartford Financial Services Group	6,100	393
Loblaw	8,600	783

		3,626

IT Consulting & Other Services (5.4%)
Amdocs	19,300	1,680
International Business Machines	9,500	1,243

		2,923

Machinery (2.0%)
Allison Transmission Holdings	13,000	544
Cummins	2,400	531

		1,075

Media & Entertainment (0.8%)
Comcast, Cl A	12,100	454

Metal & Glass Containers (0.6%)
Berry Global Group*	5,900	340

Mortgage REITs (0.3%)
Annaly Capital Management	27,200	187

Movies & Entertainment (0.3%)
Warner Bros Discovery*	9,289	139

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Office REITs (0.0%)
Orion Office REIT	482	$5

Oil & Gas Storage & Transportation (1.0%)
Kinder Morgan	28,900	520

Packaged Foods & Meats (1.0%)
Kraft Heinz	14,100	519

Paper Packaging (2.0%)
International Paper	7,800	334
Packaging of America	3,000	421
Sealed Air	5,100	312

		1,067

Personal Products (0.2%)
Haleon ADR	14,900	105

Petroleum & Fuel Products (2.5%)
Chevron	4,500	737
ExxonMobil	6,600	640

		1,377

Pharmaceuticals (11.1%)
AbbVie	4,100	588
Bristol-Myers Squibb	9,600	708
GSK ADR	11,920	503
Johnson & Johnson	6,000	1,047
Merck	17,700	1,581
Organon	1,993	63
Pfizer	25,800	1,303
Sanofi ADR	4,600	229

		6,022

Retail (2.8%)
Kroger	24,800	1,151
Lowe’s	1,800	345

		1,496

Semi-Conductors/Instruments (2.0%)
Intel	30,300	1,100

Specialized Consumer Services (1.6%)
H&R Block	10,440	417
Service International	5,900	439

		856

Specialized REITs (0.1%)
Iron Mountain	900	44

Specialty Chemicals (0.7%)
NewMarket	1,300	404

Technology Distributors (0.9%)
Arrow Electronics*	3,700	474

Schedule of Investments

July 31, 2022 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Technology Hardware, Storage & Peripherals (1.7%)
Dell Technologies, Cl C	3,400	$153
Seagate Technology Holdings	9,900	792

		945

Telephones & Telecommunications (6.3%)
AT&T	38,400	721
Cisco Systems	18,500	839
Nippon Telegraph & Telephone ADR	19,300	550
Verizon Communications	28,400	1,313

		3,423

Trucking (1.3%)
Schneider National, Cl B	13,800	350
Werner Enterprises	7,600	334

		684

Wireless Telecommunication Services (0.3%)
SK Telecom ADR	7,713	177

TOTAL U.S. COMMON STOCK (Cost $46,825)		53,968

	Face Amount (000)
Repurchase Agreement (0.2%)
South Street Securities 1.950%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $144 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $158, 0.750% - 1.875%, 04/30/2026 - 02/15/2032; total market value $147)	$144	144

TOTAL REPURCHASE AGREEMENT (Cost $144)		144

Total Investments – 99.7% (Cost $46,969)		$54,112

Percentages are based on Net Assets of $54,257 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$53,968	$—	$—	$53,968
Repurchase Agreement	—	144	—	144

Total Investments in Securities	$53,968	$144	$—	$54,112

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-007-1700

3